Property and Equipment - Summary of Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Cost	$ 7,172
Depreciation, property, plant and equipment	1,861	$ 1,278
Subtotal	8,449	7,172
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost	11,134	6,079
Additions	3,430	5,923
Additions through business acquisitions	0	328
Disposals / retirements	(3,473)	(1,345)
Foreign currency translation adjustment	(315)	149
Subtotal	10,776	11,134
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost	(3,962)	(3,740)
Depreciation, property, plant and equipment	1,861	1,278
Disposals / retirements	3,255	1,159
Foreign currency translation adjustment	241	(103)
Subtotal	(2,327)	(3,962)
Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Cost	1,634
Subtotal	1,627	1,634
Furniture, fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost	2,333	1,435
Additions	553	1,313
Additions through business acquisitions	0	67
Disposals / retirements	(1,150)	(490)
Foreign currency translation adjustment	2	8
Subtotal	1,738	2,333
Furniture, fixtures and equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost	(699)	(866)
Depreciation, property, plant and equipment	381	226
Disposals / retirements	964	397
Foreign currency translation adjustment	5	(4)
Subtotal	(111)	(699)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Cost	1,438
Subtotal	1,789	1,438
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost	3,190	2,800
Additions	1,195	886
Additions through business acquisitions	0	239
Disposals / retirements	(1,217)	(855)
Foreign currency translation adjustment	(279)	120
Subtotal	2,889	3,190
Computer equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost	(1,752)	(1,874)
Depreciation, property, plant and equipment	765	543
Disposals / retirements	1,188	762
Foreign currency translation adjustment	229	(97)
Subtotal	(1,100)	(1,752)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Cost	4,100
Subtotal	5,033	4,100
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost	5,611	1,844
Additions	1,682	3,724
Additions through business acquisitions	0	22
Disposals / retirements	(1,106)	0
Foreign currency translation adjustment	(38)	21
Subtotal	6,149	5,611
Leasehold improvements | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost	(1,511)	(1,000)
Depreciation, property, plant and equipment	715	509
Disposals / retirements	1,103	0
Foreign currency translation adjustment	7	(2)
Subtotal	$ (1,116)	$ (1,511)